Related Party Transactions and Arrangements (Fees and Participations Paid in Connection With the Operations of the Company) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total commissions and fees from the Former Dealer Manager
Related Party Transaction [Line Items]
Share price (in dollars per share)	$ 9.00
American Realty Capital Retail Advisor, LLC | Advisor | Absorbed General and Administrative Expenses
Related Party Transaction [Line Items]
General and administrative costs	$ 300,000	$ 0	$ 0
Contract Purchase Price | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Acquisition fees as a percentage of benchmark	1.00%
Expected third party acquisition costs	0.50%
Quarterly asset management fee	0.1875%
Contract Purchase Price | American Realty Capital Retail II Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Monthly asset management fees as a percentage of benchmark	0.0625%
Advance on Loan or Other Investment | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Financing advance fees as a percentage of benchmark	1.00%
Expected third party acquisition costs	0.50%
Amount Available or Outstanding Under Financing Arrangement | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Financing coordination fee	1.00%
Pre-tax Non-compounded Return on Capital Contribution | American Realty Capital Retail Advisor, LLC | Advisor | Annual Targeted Investor Return
Related Party Transaction [Line Items]
Cumulative capital investment return to investors as a percentage of benchmark	7.00%
Gross Revenue, Stand-alone Single-tenant Net Leased Properties | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Property management fees as a percentage of benchmark	2.00%
Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Property management fees as a percentage of benchmark	4.00%
Hard Costs Of Construction, Renovation and/or Tenant Finish-out | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Construction, renovation or tenant finish-out as a percentage of benchmark	6.00%
Maximum | Contract Purchase Price, All Assets Acquired | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Acquisition and financing coordination fees as a percentage of benchmark	1.50%
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark	4.50%
Maximum | Advances On All Loans Or Other Investments | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark	4.50%
Class B Units | Contract Purchase Price | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Common stock, authorized (in shares)	479,802	479,802	169,992
Greater Of | Maximum | Average Invested Assets | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	2.00%
Greater Of | Maximum | Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets | American Realty Capital Retail Advisor, LLC | Advisor
Related Party Transaction [Line Items]
Operating expenses as a percentage of benchmark	25.00%
American Realty Capital Retail Advisor, LLC | Advisor | Administrative Services
Related Party Transaction [Line Items]
Fees paid to related parties	$ 2,200,000	$ 1,000,000	$ 0